PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life. For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	5	12
Vehicle fleet	3	12
Furniture and office equipment	4	10

Gains or losses arising on the disposal or retirement of an asset are determined as the difference between the carrying amount of the asset and any proceeds from its sale. Leasehold improvements are amortised using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvement.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, an impairment test is performed to estimate the potential loss of value that may reduce the recoverable amount of the asset to below its carrying amount. Any impairment loss is recognised within the consolidated income statement by the amount which the carrying amount exceeds the recoverable amount. Useful lives and residual amounts are reviewed annually and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2017	312	1,453	2,428	1,203	118	177	180	5,871
Additions	9	30	129	104	12	14	242	540
Disposals	(3)	(10)	(73)	(87)	(1)	(12)	—	(186)
Transfers and reclassifications	—	22	57	1	—	3	(83)	—
Currency translation adjustments	(1)	(7)	(8)	(7)	—	1	—	(22)
As at 31 December 2018	317	1,488	2,533	1,214	129	183	339	6,203
Adjustment for adoption of IFRS 16(A)	—	183	—	—	107	32	—	322
Additions	2	67	158	119	66	29	187	628
Disposals	(6)	(49)	(102)	(137)	(14)	(14)	—	(322)
Transfers and reclassifications	—	51	191	—	1	2	(245)	—
Currency translation adjustments	3	15	25	14	2	2	(2)	59
As at 31 December 2019	316	1,755	2,805	1,210	291	234	279	6,890
Accumulated depreciation:
As at 31 December 2017	—	(412)	(820)	(632)	(67)	(103)	—	(2,034)
Depreciation expense	—	(60)	(232)	(127)	(18)	(24)	—	(461)
Disposals	—	2	70	85	1	12	—	170
Currency translation adjustments	—	3	4	4	—	(1)	—	10
As at 31 December 2018	—	(467)	(978)	(670)	(84)	(116)	—	(2,315)
Depreciation expense	—	(106)	(223)	(158)	(64)	(36)	—	(587)
Disposals	—	14	72	136	6	13	—	241
Currency translation adjustments	—	2	(6)	(17)	(1)	(2)	—	(24)
As at 31 December 2019	—	(557)	(1,135)	(709)	(143)	(141)	—	(2,685)
Net book value:
As at 31 December 2017	312	1,041	1,608	571	51	74	180	3,837
As at 31 December 2018	317	1,021	1,555	544	45	67	339	3,888
As at 31 December 2019	316	1,198	1,670	501	148	93	279	4,205

(A)	Adjustment for the adoption of IFRS 16, “Leases” on 1 January 2019, as described in Note 2.
The Group leases land, office and warehouse space, computer hardware, machinery and equipment and vehicles under non-cancellable lease agreements most of which expire at various dates through to 2028. Some lease agreements contain standard renewal provisions that allow for renewal at rates equivalent to fair market value at the end of the lease term.
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	31 December 2019	1 January 2019
	€ million	€ million
Buildings and improvements	188	208
Machinery, equipment and containers	23	5
Vehicle fleet	140	145
Furniture and office equipment	33	35
Total	384	393
Total additions to the right of use assets during 2019 were €127 million.
The following table summarises depreciation charges relating to right of use assets recognised in the consolidated income statement during 2019:

31 December 2019
€ million
Buildings and improvements	39
Machinery, equipment and containers	5
Vehicle fleet	62
Furniture and office equipment	18
Total	124

During the year ended 31 December 2019, the total expense relating to low value and short-term leases was €10 million, which is primarily included in administrative expenses on the consolidated income statement.
The Group does not have any residual value guarantees in relation to its leases.